Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On February 21, 2023, Mr. Ami Sagy exercised 186,000 warrants into 186,000 ordinary shares in return for $774. These warrants were granted as part of November 9, 2017 Sagy purchase agreement, pursuant to which the Company issued to Ami Sagy in a private placement, 186,000 ordinary shares for gross proceeds of $1,066, plus 186,000 warrants.